UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
September 18, 2026 to October 19, 2026

Commission File Number of issuing entity:	333-201743-02

Central Index Key Number of issuing entity:	0001653542

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-201743

Central Index Key Number of depositor:	0001005007

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001102113
0001541557
0001548567
0001682532

Bank of America, National Association
Morgan Stanley Mortgage Capital Holdings LLC
CIBC Inc.
Starwood Mortgage Funding III LLC
(Exact name of sponsor(s) as specified in its charter)

Paul E. Kurzeja (980) 386-8509
(Name and telephone number, including area code, of the person to contact in connection with this filing)

NY
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3981653
38-3981654
38-3981655
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

312-332-7458
(Telephone number, including area code)

NOT APPLICABLE
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	_______
A-2	☐	☐	☒	_______
A-SB	☐	☐	☒	_______
A-3	☐	☐	☒	_______
A-4	☐	☐	☒	_______
A-5	☐	☐	☒	_______
X-A	☐	☐	☒	_______
X-B	☐	☐	☒	_______
X-D	☐	☐	☒	_______
A-S	☐	☐	☒	_______
B	☐	☐	☒	_______
C	☐	☐	☒	_______
D	☐	☐	☒	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION ITEM
1. Distribution and Pool Performance Information.
On October 19, 2026 a distribution was made to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Banc of America Merrill Lynch Commercial Mortgage Inc. and held by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on August 13, 2026. The CIK number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on January 21, 2026. The CIK number of Bank of America, National Association is 0001102113.

CIBC Inc. filed its most recent Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 06, 2026. The CIK number of CIBC Inc. is 0001548567.

Starwood Mortgage Funding III LLC filed its most recent Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 12, 2026. The CIK number for Starwood Mortgage Funding III LLC is 0001682532.

PART II - OTHER INFORMATION ITEM
Item 9. Other Information.
Wells Fargo Bank, N.A. in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date: September 17, 2026	$0.00
Current Distribution Date: October 19, 2026	$0.00

*REO Account Balance
Prior Distribution Date: September 17, 2026	$0.00
Current Distribution Date: October 19, 2026	$0.00

*As provided by the Special Servicer

U.S. Bank National Association, in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date: September 17, 2026	$236.81
Current Distribution Date: October 19, 2026	$229.17

Interest Reserve Account Balance
Prior Distribution Date: September 17, 2026	$0.00
Current Distribution Date: October 19, 2026	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date: September 17, 2026	$0.00
Current Distribution Date: October 19, 2026	$0.00

TA Unused Fees Account Balance
Prior Distribution Date: September 17, 2026	$0.00
Current Distribution Date: October 19, 2026	$0.00

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25, relating to the October 19, 2026 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Depositor)

Date: October 28, 2026	/s/ Leland F. Bunch, III
Name: Leland F. Bunch, III
Title: President and Chief Executive Officer

EXHIBIT INDEX

Exhibit	Description

Exhibit 99.1	Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25, relating to the October 19, 2026 distribution.